Savant Arrangements	12 Months Ended
Dec. 31, 2019
Savant Arrangements
Savant Arrangements

5. Savant Arrangements

On February 29, 2016, the Company entered into a binding letter of intent (the “LOI”) with Savant Neglected Diseases, LLC (“Savant”). The LOI provided that the Company would acquire certain worldwide rights relating to benznidazole from Savant. On June 30, 2016, the Company and Savant entered into an Agreement for the Manufacture, Development and Commercialization of Benznidazole for Human Use (the “MDC Agreement”), pursuant to which the Company acquired certain worldwide rights relating to benznidazole. The MDC Agreement consummates the transactions contemplated by the LOI.

In addition, on June 30, 2016, the Company and Savant also entered into a Security Agreement (the “Security Agreement”), pursuant to which the Company granted Savant a continuing senior security interest in the assets and rights acquired by the Company pursuant to the MDC Agreement and certain future assets developed from those acquired assets.

On June 30, 2016, in connection with the MDC Agreement, the Company issued to Savant a five year warrant to purchase 200,000 shares of the Company’s Common Stock, at an exercise price of $2.25 per share, subject to adjustment. See Note 7.

On May 26, 2017, the Company submitted its benznidazole Investigational New Drug Application (“IND”) to the Food and Drug Administration (“FDA”) which became effective on June 26, 2017. The Company recorded expense of $1.0 million during the year ended December 31, 2017 as Research and development expense related to the milestone achievement associated with the IND being declared effective.

On July 10, 2017, FDA notified the Company that it granted Orphan Drug Designation to benznidazole for the treatment of Chagas disease. The Company recorded expense of $1.0 million during the year ended December 31, 2017 as Research and development expense related to the milestone achievement associated with Orphan Drug Designation.

The $2.0 million in milestone payments due Savant are included in Accrued expenses in the accompanying Condensed Consolidated Balance Sheet as of December 31, 2019 and 2018.

In July 2017, the Company commenced litigation against Savant alleging that Savant breached the MDC Agreement and seeking a declaratory judgement. Savant has asserted counterclaims for breaches of contract under the MDC Agreement and the Security Agreement. See Note 12 below for more information regarding the Savant litigation.